Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000017151
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 33,365	$ 34,191	$ 32,303	$ 32,614	$ 31,939	$ 31,188	$ 30,823	$ 29,762	$ 28,357	$ 29,572	$ 28,658	$ 27,209	$ 26,772	$ 25,611	$ 23,477	$ 23,983	$ 25,194	$ 25,601	$ 24,807	$ 23,278	$ 23,179	$ 22,830	$ 22,025	$ 22,580	$ 21,248	$ 22,552	$ 21,368	$ 19,768	$ 21,775	$ 22,709	$ 20,795	$ 22,672	$ 22,635	$ 24,805	$ 23,919	$ 24,659	$ 26,020	$ 24,909	$ 25,081	$ 23,445	$ 24,599	$ 23,876	$ 23,325	$ 22,799	$ 22,644	$ 21,498	$ 20,606	$ 20,054	$ 20,265	$ 19,518	$ 17,595	$ 18,082	$ 18,796	$ 17,538	$ 16,605	$ 16,288	$ 15,550	$ 13,786	$ 15,736	$ 17,152	$ 17,160	$ 16,663	$ 16,077	$ 15,743	$ 15,454	$ 15,706	$ 15,491	$ 14,475	$ 15,461	$ 14,859	$ 14,575	$ 14,125	$ 13,080	$ 14,374	$ 14,091	$ 15,129	$ 15,046	$ 14,575	$ 14,056	$ 13,973	$ 13,648	$ 13,601	$ 13,959	$ 14,497	$ 13,718	$ 13,570	$ 13,168	$ 12,871	$ 12,612	$ 12,575	$ 12,327	$ 12,253	$ 12,086	$ 11,968	$ 11,956	$ 11,501	$ 11,288	$ 11,074	$ 10,682	$ 10,884	$ 10,884	$ 10,873	$ 10,486	$ 10,463	$ 10,279	$ 10,243	$ 9,592	$ 9,607	$ 10,113	$ 10,280	$ 10,249	$ 9,456	$ 9,696	$ 10,322	$ 10,108	$ 10,311	$ 10,181	$ 10,088	$ 10,255	$ 9,696	$ 10,000
C000017152
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 32,230	33,038	31,226	31,526	30,884	30,180	29,828	28,813	27,466	28,644	27,768	26,382	25,958	24,842	22,773	23,273	24,457	24,861	24,101	22,619	22,532	22,198	21,424	21,973	20,686	21,964	20,812	19,263	21,226	22,144	20,280	22,117	22,090	24,214	23,356	24,088	25,418	24,341	24,526	22,935	24,063	23,364	22,834	22,329	22,186	21,074	20,198	19,665	19,872	19,147	17,267	17,753	18,462	17,235	16,320	16,009	15,292	13,562	15,483	16,879	16,894	16,411	15,841	15,513	15,235	15,491	15,279	14,278	15,257	14,668	14,401	13,956	12,929	14,216	13,935	14,969	14,893	14,428	13,921	13,839	13,525	13,478	13,840	14,373	13,600	13,459	13,067	12,778	12,521	12,490	12,245	12,177	12,012	11,899	11,888	11,440	11,234	11,021	10,631	10,832	10,838	10,826	10,448	10,425	10,247	10,211	9,566	9,587	10,092	10,258	10,232	9,436	9,681	10,310	10,097	10,300	10,175	10,083	10,250	9,696	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	34,254	35,091	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,171	22,217	23,161	21,206	23,114	23,072	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,027	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,109	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,040	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	$ 34,254	$ 35,091	$ 33,145	$ 33,448	$ 32,749	$ 31,973	$ 31,589	$ 30,494	$ 29,054	$ 30,291	$ 29,347	$ 27,859	$ 27,399	$ 26,208	$ 24,015	$ 24,531	$ 25,759	$ 26,176	$ 25,361	$ 23,789	$ 23,686	$ 23,322	$ 22,496	$ 23,059	$ 21,696	$ 23,022	$ 21,804	$ 20,171	$ 22,217	$ 23,161	$ 21,206	$ 23,114	$ 23,072	$ 25,276	$ 24,371	$ 25,123	$ 26,494	$ 25,357	$ 25,534	$ 23,863	$ 25,027	$ 24,288	$ 23,724	$ 23,183	$ 23,022	$ 21,856	$ 20,939	$ 20,377	$ 20,585	$ 19,823	$ 17,867	$ 18,355	$ 19,080	$ 17,801	$ 16,850	$ 16,522	$ 15,771	$ 13,979	$ 15,949	$ 17,379	$ 17,386	$ 16,877	$ 16,286	$ 15,940	$ 15,648	$ 15,899	$ 15,674	$ 14,642	$ 15,636	$ 15,027	$ 14,741	$ 14,282	$ 13,223	$ 14,535	$ 14,245	$ 15,290	$ 15,203	$ 14,724	$ 14,195	$ 14,109	$ 13,777	$ 13,724	$ 14,082	$ 14,621	$ 13,829	$ 13,677	$ 13,270	$ 12,967	$ 12,705	$ 12,667	$ 12,411	$ 12,334	$ 12,163	$ 12,040	$ 12,025	$ 11,566	$ 11,351	$ 11,131	$ 10,733	$ 10,933	$ 10,931	$ 10,915	$ 10,527	$ 10,500	$ 10,315	$ 10,275	$ 9,622	$ 9,635	$ 10,138	$ 10,301	$ 10,270	$ 9,471	$ 9,712	$ 10,335	$ 10,123	$ 10,323	$ 10,192	$ 10,095	$ 10,257	$ 9,700	$ 10,000